                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08861

Morgan Stanley Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

 MORGAN STANLEY VALUE FUND
 PORTFOLIO OF INVESTMENTS       DECEMBER 31, 2004 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

     NUMBER OF
       SHARES                                                                                        VALUE
--------------------                                                                         --------------------

                                COMMON STOCKS (92.0%)
                                Aluminum (1.8%)
                280,600         Alcoa, Inc.                                                           $8,816,452
                                                                                             --------------------

                                Apparel/Footwear (0.9%)
                117,400         Jones Apparel Group, Inc.                                              4,293,318
                                                                                             --------------------

                                Beverages: Non-Alcoholic (1.1%)
                124,900         Coca-Cola Co. (The)                                                    5,199,587
                                                                                             --------------------

                                Broadcasting (1.8%)
                266,200         Clear Channel Communications, Inc.                                     8,915,038
                                                                                             --------------------

                                Cable/Satellite TV (1.7%)
                551,600         Liberty Media Corp. (Class A)*                                         6,056,568
                 45,770         Liberty Media International, Inc. (Class A)*                           2,115,947
                                                                                             --------------------
                                                                                                       8,172,515
                                                                                             --------------------
                                Chemicals: Major Diversified (3.9%)
                 99,500         Dow Chemical Co. (The)                                                 4,926,245
                212,700         Du Pont (E.I.) de Nemours & Co.                                       10,432,935
                 79,600         Rohm & Haas Co.                                                        3,520,708
                                                                                             --------------------
                                                                                                      18,879,888
                                                                                             --------------------
                                Computer Peripherals (0.3%)
                 18,400         Lexmark International, Inc. (Class A)*                                 1,564,000
                                                                                             --------------------

                                Computer Processing Hardware (0.9%)
                200,400         Hewlett-Packard Co.                                                    4,202,388
                                                                                             --------------------

                                Contract Drilling (1.6%)
                129,000         GlobalSantaFe Corp. (Cayman Islands)                                   4,271,190
                 81,100         Transocean, Inc. (Cayman Islands)*                                     3,437,829
                                                                                             --------------------
                                                                                                       7,709,019
                                                                                             --------------------
                                Data Processing Services (0.8%)
                 41,600         Affiliated Computer Services, Inc. (Class A)*                          2,503,904
                 59,200         SunGard Data Systems, Inc.*                                            1,677,136
                                                                                             --------------------
                                                                                                       4,181,040
                                                                                             --------------------
                                Department Stores (1.3%)
                 71,000         Federated Department Stores, Inc.                                      4,103,090
                 71,700         May Department Stores Co.                                              2,107,980
                                                                                             --------------------
                                                                                                       6,211,070
                                                                                             --------------------
                                Drugstore Chains (0.7%)
                 78,300         CVS Corp.                                                              3,528,981
                                                                                             --------------------

                                Electric Utilities (4.0%)
                101,100         American Electric Power Co., Inc.                                      3,471,774
                 63,700         Constellation Energy Group, Inc.                                       2,784,327
                 61,200         Dominion Resources, Inc.                                               4,145,688
                121,000         FirstEnergy Corp.                                                      4,780,710
                 47,300         Public Service Enterprise Group, Inc.                                  2,448,721
                 15,800         Scottish Power PLC (ADR) (United Kingdom)                                492,328
                 25,200         TXU Corp.                                                              1,626,912
                                                                                             --------------------
                                                                                                      19,750,460
                                                                                             --------------------

                                Electronic Components (0.5%)
                116,700         Flextronics International Ltd. (Singapore)*                            1,612,794
                 32,600         Jabil Circuit, Inc.*                                                     833,908
                                                                                             --------------------
                                                                                                       2,446,702
                                                                                             --------------------
                                Electronic Production Equipment (0.1%)
                 14,400         Novellus Systems, Inc.*                                                  401,616
                                                                                             --------------------

                                Electronics/Appliances (0.7%)
                102,500         Eastman Kodak Co.                                                      3,305,625
                                                                                             --------------------

                                Finance/Rental/Leasing (4.9%)
                  9,400         Capital One Financial Corp.                                              791,574
                 32,000         Fannie Mae                                                             2,278,720
                284,800         Freddie Mac                                                           20,989,760
                                                                                             --------------------
                                                                                                      24,060,054
                                                                                             --------------------
                                Financial Conglomerates (2.9%)
                248,800         Citigroup, Inc.                                                       11,987,184
                 55,200         J.P. Morgan Chase & Co.                                                2,153,352
                                                                                             --------------------
                                                                                                      14,140,536
                                                                                             --------------------
                                Food Retail (0.3%)
                 86,100         Kroger Co.*                                                            1,510,194
                                                                                             --------------------

                                Food: Major Diversified (2.8%)
                155,300         Kraft Foods, Inc. (Class A)                                            5,530,233
                122,300         Unilever N.V. (NY Registered Shares)
                                  (Netherlands)                                                        8,158,633
                                                                                             --------------------
                                                                                                      13,688,866
                                                                                             --------------------
                                Household/Personal Care (2.3%)
                171,800         Kimberly-Clark Corp.                                                  11,306,158
                                                                                             --------------------

                                Industrial Specialties (0.2%)
                 14,700         PPG Industries, Inc.                                                   1,001,952
                                                                                             --------------------

                                Information Technology Services (0.3%)
                 23,900         Amdocs Ltd.*                                                             627,375
                 10,900         International Business Machines Corp.                                  1,074,522
                                                                                             --------------------
                                                                                                       1,701,897
                                                                                             --------------------
                                Integrated Oil (4.7%)
                 36,100         BP PLC (ADR) (United Kingdom)                                          2,108,240
                 55,700         ConocoPhillips                                                         4,836,431
                155,700         Petroleo Brasileiro S.A. (ADR) (Brazil)                                6,193,746
                 48,400         Royal Dutch Petroleum Co. (NY Registered Shares)
                                  (Netherlands)                                                        2,777,192
                 63,300         Total SA (ADR) (France)                                                6,952,872
                                                                                             --------------------
                                                                                                      22,868,481
                                                                                             --------------------
                                Internet Software/Services (0.2%)
                 37,400         Check Point Software Technologies Ltd. (Israel)*                         921,162
                                                                                             --------------------

                                Investment Banks/Brokers (0.9%)
                 20,700         Lehman Brothers Holdings, Inc.                                         1,810,836
                 46,000         Merrill Lynch & Co., Inc.                                              2,749,420
                                                                                             --------------------
                                                                                                       4,560,256
                                                                                             --------------------
                                Life/Health Insurance (1.9%)
                 67,100         Genworth Financial, Inc. (Class A)                                     1,811,700
                 85,700         MetLife, Inc.                                                          3,471,707
                 75,100         Torchmark Corp.                                                        4,291,214
                                                                                             --------------------
                                                                                                       9,574,621
                                                                                             --------------------
                                Major Banks (6.8%)
                276,400         Bank of America Corp.                                                 12,988,036
                113,000         PNC Financial Services Group                                           6,490,720
                 14,600         SunTrust Banks, Inc.                                                   1,078,648
                 39,346         Wachovia Corp.                                                         2,069,600
                172,800         Wells Fargo & Co.                                                     10,739,520
                                                                                             --------------------
                                                                                                      33,366,524
                                                                                             --------------------

                                Major Telecommunications (7.9%)
                508,100         SBC Communications, Inc.                                              13,093,737
                401,800         Sprint Corp. (FON Group)                                               9,984,730
                387,200         Verizon Communications, Inc.                                          15,685,472
                                                                                             --------------------
                                                                                                      38,763,939
                                                                                             --------------------
                                Media Conglomerates (2.5%)
                291,700         Disney (Walt) Co. (The)                                                8,109,260
                213,000         Time Warner, Inc.*                                                     4,140,720
                                                                                             --------------------
                                                                                                      12,249,980
                                                                                             --------------------
                                Medical Distributors (0.8%)
                 64,200         AmerisourceBergen Corp.                                                3,767,256
                                                                                             --------------------

                                Multi-Line Insurance (0.3%)
                 18,300         Hartford Financial Services Group, Inc. (The)                          1,268,373
                                                                                             --------------------

                                Oilfield Services/Equipment (4.0%)
                377,100         Halliburton Co.                                                       14,797,404
                 70,600         Schlumberger Ltd. (Netherlands Antilles)                               4,726,670
                                                                                             --------------------
                                                                                                      19,524,074
                                                                                             --------------------
                                Packaged Software (0.2%)
                 39,600         Microsoft Corp.                                                        1,057,716
                                                                                             --------------------

                                Pharmaceuticals: Major (12.8%)
                657,200         Bristol-Myers Squibb Co.                                              16,837,464
                458,400         GlaxoSmithKline PLC (ADR) (United Kingdom)                            21,723,576
                234,200         Pfizer, Inc.                                                           6,297,638
                 57,700         Roche Holdings Ltd. (ADR) (Switzerland)                                6,678,775
                270,100         Schering-Plough Corp.                                                  5,639,688
                123,500         Wyeth                                                                  5,259,865
                                                                                             --------------------
                                                                                                      62,437,006
                                                                                             --------------------
                                Property - Casualty Insurers (2.8%)
                 67,900         Allstate Corp. (The)                                                   3,511,788
                    200         Berkshire Hathaway, Inc. (Class B)*                                      587,200
                101,800         Chubb Corp. (The)                                                      7,828,420
                 46,025         St. Paul Travelers Companies, Inc. (The)                               1,706,147
                                                                                             --------------------
                                                                                                      13,633,555
                                                                                             --------------------
                                Pulp & Paper (6.5%)
                340,700         Georgia-Pacific Corp.                                                 12,769,436
                445,500         International Paper Co.                                               18,711,000
                  4,987         Neenah Paper, Inc.*                                                      162,576
                                                                                             --------------------
                                                                                                      31,643,012
                                                                                             --------------------
                                Recreational Products (0.5%)
                131,700         Mattel, Inc.                                                           2,566,833
                                                                                             --------------------

                                Restaurants (0.4%)
                 75,900         Darden Restaurants, Inc.                                               2,105,466
                                                                                             --------------------

                                Semiconductors (0.1%)
                 12,200         Intel Corp.                                                              285,358
                                                                                             --------------------

                                Specialty Insurance (0.8%)
                 28,000         Ambac Financial Group, Inc.                                            2,299,640
                 59,200         Assurant, Inc.                                                         1,808,560
                                                                                             --------------------
                                                                                                       4,108,200
                                                                                             --------------------
                                Telecommunication Equipment (0.4%)
                 79,200         Nokia Corp. (ADR) (Finland)                                            1,241,064
                 29,300         Telefonaktiebolaget LM Ericsson (ADR) (Sweden)*                          922,657
                                                                                             --------------------
                                                                                                       2,163,721
                                                                                             --------------------
                                Tobacco (1.7%)
                137,200         Altria Group, Inc.                                                     8,382,920
                                                                                             --------------------

                                TOTAL COMMON STOCKS
                                  (Cost $ 374,564,258)                                               450,235,809
                                                                                             --------------------

     PRINCIPAL
     AMOUNT IN
     THOUSANDS
--------------------
                                SHORT-TERM INVESTMENT (7.9%)
                                REPURCHASE AGREEMENT
                $38,689         Joint repurchase agreement account 2.2225%
                                due 01/03/05 (dated 12/31/04;
                                proceeds $ 38,696,166) (a) (Cost $ 38,689,000)                        38,689,000
                                                                                             --------------------

                                TOTAL INVESTMENTS
                                  (Cost $ 413,253,258) (b)                        99.9%             $488,924,809
                                OTHER ASSETS IN EXCESS OF LIABILITIES              0.1                   501,681
                                                                                ----------   --------------------
                                NET ASSETS                                       100.0%             $489,426,490
                                                                                ==========   ====================

--------------------------------------------------
     ADR         American Depository Receipt.
      *          Non-income producing security.
     (a)         Collateralized by federal agency and U.S. Treasury obligations.
     (b)         The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
                 unrealized appreciation is $ 79,204,240, and the aggregate gross unrealized depreciation is $ 3,532,689, resulting in net unrealized appreciation of $ 75,671,551.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley Value Fund;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)   Omitted;

        (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

        (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 17, 2005

                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley Value Fund;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)   Omitted;

        (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

        (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 17, 2005

                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial Officer

                                       5